Expense Example {- Franklin Focused Growth Fund} - Franklin Custodian Funds-31 - Franklin Focused Growth Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 658
3 years	1,053
5 years	1,472
10 years	2,636
Class C
Expense Example:
1 year	290
3 years	760
5 years	1,356
10 years	2,971
Class R
Expense Example:
1 year	139
3 years	608
5 years	1,104
10 years	2,469
Class R6
Expense Example:
1 year	77
3 years	451
5 years	851
10 years	1,969
Advisor Class
Expense Example:
1 year	89
3 years	455
5 years	845
10 years	$ 1,939